Retirement Savings Plan (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Retirement Savings Plan [Abstract]
Employer matching contribution (as a percent)			100.00%		100.00%
Maximum contributions per employee (as a percent)			4.00%		4.00%
Employer contribution	$ 6,652	$ 8,171	$ 14,713	$ 12,304	$ 37,730	$ 32,790